Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Significant Accounting Policies [Abstract]
Provision for expected credit losses
Cash surrender value of life insurance policies	56,081			$ 55,587
Contract assets	405,318			571,982
Advance from customers	37,741			$ 21,212
Revenue recognized	$ 13,707	$ 21,910	$ 23,053
Potentially dilutive securities	360,000